Schedule of Prepaid Expenses (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses
Research and development	$ 413,431	$ 1,377,391	$ 643,917
Insurance	339,676	472,152	761,594
Active pharmaceutical ingredients	77,422	209,156	264,361
Deferred capital raise costs		100,339
Professional fees	20,775	61,524
Dues and subscriptions	38,284	37,684
Other	20,698	20,698	28,481
Total prepaid expenses	$ 910,286	$ 2,278,944	$ 1,698,353